Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income And Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Public funding	177	162	231
Start-up and phase-out costs	(13)	—	(8)
Exchange gain (loss), net	15	7	8
Patent costs	(8)	(10)	(11)
Gain on sale of non-current assets	2	5	14
COVID-19 incremental costs	(10)	(19)	(32)
Other, net	(4)	(4)	—
Total	159	141	202